Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,320,003.00
Previously Paid Amount	0.00
Total Fee Amount	2,668.09
Total Offset Amount	0.00
Net Fee	$ 2,668.09
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A